Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
REVENUE	$ 3,771.1	$ 5,462.6	[1]	$ 5,071.1	[1]
North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,532.5	3,345.6		2,959.0
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	544.0	923.7		966.1
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	161.6	377.0		431.8
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	76.0	76.4		150.5
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	383.0	603.3		442.5
Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	74.0	136.6		121.2
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	3,771.1	5,462.6		5,071.1
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,532.5	3,345.6		2,959.0
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	544.0	923.7		966.1
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	161.6	377.0		431.8
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	76.0	76.4		150.5
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	383.0	603.3		442.5
Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	74.0	136.6		121.2
Commercial Aviation [member]
Disclosure of geographical areas [line items]
REVENUE	1,114.4	2,234.4		2,358.3
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,114.4	2,234.4		2,358.3
Commercial Aviation [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	858.4	1,399.8		1,449.4
Commercial Aviation [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	215.4	508.2		519.1
Commercial Aviation [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	4.8	256.9		324.1
Commercial Aviation [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.4	17.0		11.9
Commercial Aviation [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	3.0	0.7		0.2
Commercial Aviation [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	32.4	51.8		53.6
Defense and Security [member]
Disclosure of geographical areas [line items]
REVENUE	653.9	576.3		460.1
Defense and Security [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	653.9	576.3		460.1
Defense and Security [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	108.8	66.5		66.6
Defense and Security [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	108.4	39.0		56.7
Defense and Security [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	81.6	1.8		1.0
Defense and Security [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	49.2	2.7		66.0
Defense and Security [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	297.6	431.8		259.5
Defense and Security [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	8.3	34.5		10.3
Executive Jets [member]
Disclosure of geographical areas [line items]
REVENUE	1,071.5	1,397.0		1,104.3
Executive Jets [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,071.5	1,397.0		1,104.3
Executive Jets [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,054.4	1,181.6		936.7
Executive Jets [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	17.1	118.8		127.4
Executive Jets [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE		20.3		1.6
Executive Jets [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE		21.6		22.5
Executive Jets [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE		54.7		16.1
Service and Support [member]
Disclosure of geographical areas [line items]
REVENUE	920.0	1,245.7		1,132.8
Service and Support [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	920.0	1,245.7		1,132.8
Service and Support [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	509.7	697.0		501.3
Service and Support [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	203.1	257.7		262.9
Service and Support [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	75.2	98.0		105.1
Service and Support [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	26.4	35.1		50.1
Service and Support [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	72.3	107.6		156.1
Service and Support [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	33.3	50.3		57.3
All Other Segments [member]
Disclosure of geographical areas [line items]
REVENUE	11.3	9.2		15.6
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	11.3	9.2		15.6
All Other Segments [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1.2	0.7		5.0
All Other Segments [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 10.1	$ 8.5		$ 10.6

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).